EXHIBIT 99.2:
Copy of Consolidated Financial Statements of as of December 31, 2005 and 2004 and for the
years ended December 31, 2005, 2004 and 2003, all of Financial Security Assurance Inc. and its
subsidiaries (incorporated herein by reference from Exhibit 99.1 of the Annual Report on Form
10-K of Financial Security Assurance Holdings Ltd., as filed with the Commission on March 29,
2006).